SCHEDULE OF FAIR VALUE OF WARRANT ASSUMPTION MODEL PRICING (Details)	12 Months Ended
Dec. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Volatility, minimum	72.90%
Volatility, maximum	87.90%
Risk-free rate, minimum	0.66%
Risk-free rate, maximum	0.75%
Warrants [Member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 3.30
Expected life (years)	1 year 10 months 24 days
Volatility	79.10%
Risk-free rate	0.66%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 1.10
Expected life (years)	2 months 23 days
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price	$ 7.65
Expected life (years)	4 years